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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367
Columbia Funds Trust IX
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	6/30/05

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Columbia High Yield Municipal Fund

	Par ($)	Value ($)*
Municipal Bonds – 93.9%
EDUCATION – 5.7%
Education – 3.2%
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32(a)	750,000	773,715
FL Broward County Educational Facilities Authority
Nova Southeastern University,
5.625% 04/01/34	925,000	953,638
MA Development Finance Agency
Western New England College,
Series 2002,
6.125% 12/01/32	300,000	315,504
OH University of Cincinnati
Series 2003 C,
Insured: FGIC
5.000% 06/01/21	1,000,000	1,047,540
PA Higher Education Facilities Authority
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	1,100,000	1,078,913
VT Education & Health Buildings Agency
Vermont Law School Project,
Series 2003 A,
5.500% 01/01/33	500,000	501,330
WV Higher Education Policy Commission
Series 2004 B,
Insured: FGIC
5.000% 04/01/34	11,000,000	11,313,170
WV University
Series 2000 A:
Insured: AMBAC
(b) 04/01/19	1,250,000	638,187
(b) 04/01/25	2,750,000	984,995
Education Total		17,606,992
Prep School – 0.9%
CA Statewide Communities Development Authority
Crossroads School of Arts & Sciences,
Series 1998,
6.000% 08/01/28(a)	980,000	1,019,259
IL Development Finance Authority
Latin School of Chicago,
Series 1998,
5.650% 08/01/28	1,725,000	1,756,792
MA Health & Educational Facilities Authority
Learning Center for Deaf Children,
Series 1999 C,
6.100% 07/01/19	1,000,000	1,009,780

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
NH Business Finance Authority
Proctor Academy,
Series 1998 A,
5.400% 06/01/17	950,000	978,680
Prep School Total		4,764,511
Student Loan – 1.6%
CT Higher Education Supplemental Loan Authority
Family Education Loan Program,
Series 2005 A, AMT,
Insured: MBIA
4.375% 11/15/21	1,400,000	1,352,554
NE Nebhelp, Inc.
Series 1993 A-6, AMT,
Insured: MBIA
6.450% 06/01/18	4,000,000	4,172,160
NM Educational Assistance Foundation
Series 1996 A-2, AMT,
6.650% 11/01/25	1,915,000	1,928,328
OH Student Loan Funding Corp.
Series 1992 B, AMT,
6.750% 01/01/07	1,075,000	1,077,387
Student Loan Total		8,530,429
EDUCATION TOTAL		30,901,932
HEALTH CARE – 24.4%
Continuing Care Retirement – 8.0%
CA ABAG Finance Authority for Nonprofit Corps.
Eskaton Gold River Lodge,
Series 1998:
6.375% 11/15/15(a)	625,000	649,488
6.375% 11/15/28(a)	550,000	559,592
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	685,000	738,937
CA Statewide Community Development Authority
Eskaton Village - Grass Valley,
Series 2000,
8.250% 11/15/31(a)	1,730,000	1,897,827
CT Development Authority
The Elim Park Baptist, Inc. Project,
Series 2003,
5.850% 12/01/33	660,000	676,975
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
8.000% 06/01/32	1,250,000	1,365,450

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
FL Lee County Industrial Development Authority
Shell Point Village Project,
Series 1999 A,
5.500% 11/15/29	1,200,000	1,187,304
FL Orange County Health Facilities Authority
Orlando Lutheran Tower, Inc.,
Series 1996,
8.625% 07/01/20	1,500,000	1,636,545
FL Palm Beach County Health Facilities Authority
Abbey Delray South,
Series 2003,
5.350% 10/01/14	1,250,000	1,297,525
GA Fulton County
Canterbury Court Project,
Series 2004 A,
6.125% 02/15/34	1,000,000	994,050
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A,
7.400% 01/01/34	1,000,000	1,045,660
HI Department of Budget & Finance
Kahala Nui Project,
Series 2003 A:
7.875% 11/15/23	350,000	385,214
8.000% 11/15/33	1,000,000	1,098,290
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001,
7.375% 08/15/31	1,300,000	1,371,461
Washington & Jane Smith Community,
Series 2003 A,
7.000% 11/15/32	1,000,000	1,020,910
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/20	385,000	387,880
MA Development Finance Agency
Loomis Communities:
Series 1999 A,
5.625% 07/01/15	650,000	645,067
Series 2002 A,
6.900% 03/01/32	220,000	234,190
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
6.250% 05/01/34	1,750,000	1,797,985

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
MO Health & Educational Facilities Authority
Lutheran Senior Services,
Series 1997,
5.750% 02/01/17	2,000,000	2,083,820
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998:
5.625% 07/01/18	500,000	492,505
5.750% 07/01/28	1,665,000	1,606,825
NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2000 A,
8.250% 11/15/30	1,125,000	1,228,455
Winchester Gardens,
Series 2004 A,
5.800% 11/01/31	750,000	764,535
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Health Center,
Series 1999,
6.375% 12/01/24	750,000	762,885
Friendship Village of South Hills,
Series 2003 A,
5.750% 08/15/20	1,000,000	994,280
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	750,000	784,965
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
7.625% 05/01/31	825,000	892,889
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005,
6.250% 02/01/35	1,350,000	1,371,262
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village Project,
Series 2004 A,
6.250% 02/15/32	250,000	250,245
TN Metropolitan Government Nashville & Davidson Counties
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	1,825,000	1,741,908

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
TN Shelby County Health, Educational & Housing Facilities Board
Germantown Village,
Series 2003 A,
7.250% 12/01/34	675,000	700,454
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,350,000	1,299,753
Series 2003 A,
7.000% 11/15/33	800,000	834,912
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
7.125% 02/15/34	1,000,000	1,045,350
WI Health & Educational Facilities Authority
Attic Angel Obligated Group,
Series 1998,
5.750% 11/15/27	2,125,000	1,986,917
Clement Manor,
Series 1998,
5.750% 08/15/24	2,200,000	2,161,522
Eastcastle Place, Inc.,
Series 2004,
6.125% 12/01/34	500,000	490,975
Three Pillars Senior Living Communities:
Series 2003,
5.600% 08/15/23	790,000	797,829
Series 2004 A,
5.500% 08/15/34	870,000	848,172
United Lutheran Program for the Aging,
Series 1998,
5.700% 03/01/28	750,000	706,897
Continuing Care Retirement Total		42,837,705
Health Services – 0.8%
CO Health Facilities Authority
National Jewish Medical & Research Center,
Series 1998,
5.375% 01/01/23	1,080,000	1,053,972
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	370,000	361,472
5.750% 02/01/29	550,000	557,254
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	1,500,000	1,706,190

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
MN Minneapolis & St. Paul Housing Redevelopment Authority
Healthpartners Project,
Series 2003,
5.875% 12/01/29	400,000	417,224
Health Services Total		4,096,112
Hospitals – 11.8%
AZ Health Facilities Authority
Phoenix Memorial Hospital,
Series 1991,
8.125% 06/01/12(c)	1,849,099	4,623
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	500,000	519,055
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004 G,
5.250% 07/01/23	500,000	514,915
Stanford Hospital & Clinics Projects,
Series 2003 A,
5.000% 11/15/23	1,500,000	1,525,140
CA Rancho Mirage Joint Powers Financing Authority
Eisenhower Medical Center,
Series 2004,
5.625% 07/01/29	2,000,000	2,075,740
CA Statewide Communities Development Authority
Kaiser Permanente,
Series 2004 I,
3.450% 04/01/35	1,750,000	1,688,260
CA Turlock Health Facility
Emanuel Medical Center, Inc.,
Series 2004,
5.375% 10/15/34	2,000,000	2,022,560
CA Whittier Health Facility
Presbyterian Intercommunity Hospital,
Series 2002,
5.750% 06/01/31	1,000,000	1,049,800
CO Health Facilities Authority
Parkview Medical Center, Inc.,
Series 2001,
6.600% 09/01/25	300,000	326,313
Vail Valley Medical Center Project,
Series 2004,
5.000% 01/15/20	1,000,000	1,005,310
CO La Junta
Arkansas Valley Regional Medical Center Project,
Series 1999,
6.100% 04/01/24	300,000	311,709

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Hillsborough County Industrial Development Authority
Tampa General Hospital Project,
Series 2003 B,
5.250% 10/01/34	1,000,000	1,016,170
FL Miami Health Facilities Authority
Catholic Health East,
Series 2003 B,
5.125% 11/15/24	1,000,000	1,012,870
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System:
Series 1999,
6.000% 10/01/26	875,000	919,511
Series 2002,
5.750% 12/01/32	350,000	369,964
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003:
6.375% 10/01/28	750,000	773,145
6.375% 10/01/34	500,000	513,885
FL West Orange Healthcare District
Series 2001 A,
5.650% 02/01/22	1,450,000	1,509,232
GA Coffee County Hospital Authority
Coffee Regional Medical Center, Inc.,
Series 2004,
5.000% 12/01/26	700,000	687,323
IL Health Facilities Authority
Thorek Hospital & Medical Center,
Series 1998,
5.375% 08/15/28	500,000	496,285
IL Southwestern Illinois Development Authority
Anderson Hospital,
Series 1999:
5.500% 08/15/20	500,000	512,755
5.625% 08/15/29	250,000	255,738
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	850,000	887,213
MA Health & Educational Facilities Authority
Jordan Hospital:
Series 1998 D,
5.250% 10/01/18	600,000	565,752
Series 2003 E,
6.750% 10/01/33	750,000	798,840

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Milford-Whitinsville Regional Hospital:
Series 1998 C,
5.750% 07/15/13	610,000	630,380
Series 2002 D,
6.350% 07/15/32	1,715,000	1,782,245
MD Health & Higher Educational Facilities Authority
Adventist Healthcare,
Series 2003 A:
5.000% 01/01/16	400,000	405,060
5.750% 01/01/25	600,000	623,334
MI Dickinson County Healthcare System
Series 1999,
5.800% 11/01/24	1,000,000	991,400
MI Flint Hospital Building Authority
Hurley Medical Center,
Series 1998 A,
5.375% 07/01/20	465,000	449,925
MI Hospital Finance Authority
Oakwood Obligated Group,
Series 2003,
5.500% 11/01/18	1,600,000	1,693,200
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1993 B,
6.625% 11/01/17	230,000	231,323
MN Washington County Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1998,
5.250% 11/15/12	1,100,000	1,086,316
MO Health & Educational Facilities Authority
Lake Regional Health Systems Project,
Series 2003,
5.700% 02/15/34	1,000,000	1,035,180
MT Facility Finance Authority
Montana’s Children’s Home and Hospital,
Series 2005 B,
4.750% 01/01/24(d)	750,000	724,643
NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,000,000	1,062,930
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002,
6.125% 07/01/32	400,000	411,612

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Littleton Hospital Association, Inc.:
Series 1998 A:
5.900% 05/01/18	500,000	485,420
6.000% 05/01/28	1,000,000	948,400
Series 1998 B,
5.900% 05/01/28	675,000	632,097
NJ Health Care Facilities Financing Authority
Capital Health Systems, Inc.,
Series 2003 A,
5.750% 07/01/23	1,250,000	1,321,725
NM Farmington
San Juan Medical Center Project,
Series 2004 A,
5.000% 06/01/23	500,000	504,210
NV Henderson Health Care Facilities Authority
Catholic Healthcare West,
Series 1998,
5.125% 07/01/28	540,000	537,775
NV Henderson Healthcare Facility
Catholic Healthcare West,
Series 1998,
5.375% 07/01/26	790,000	802,008
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center:
Series 2003,
Insured: MBIA
(b) 07/01/25	3,600,000	1,369,548
Series 2003,
Insured: MBIA
(b) 07/01/26	4,400,000	1,585,980
North Shore - Long Island Jewish Medical Center,
Series 2003,
5.500% 05/01/33	400,000	416,304
OH Belmont County
East Ohio Regional Hospital,
Series 1998,
5.700% 01/01/13	700,000	652,820
OH Highland County Joint Township Hospital District
Series 1999,
6.750% 12/01/29	1,875,000	1,826,137
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/15	1,250,000	1,323,188

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.:
Series 1996 A:
6.250% 05/15/16	500,000	519,360
6.375% 05/15/26	1,015,000	1,054,169
Series 1996 C,
6.250% 05/15/13	285,000	296,585
OH Sandusky County
Memorial Hospital,
Series 1998,
5.150% 01/01/10	250,000	253,448
OK Development Finance Authority
Duncan Regional Hospital,
Series 2003 A,
5.125% 12/01/23	2,000,000	2,007,360
OK Stillwater Medical Center Authority
Series 2003,
5.625% 05/15/23	1,000,000	1,024,450
PA Allegheny County Hospital Development Authority
Ohio Valley General Hospital,
Series 1998 A,
5.450% 01/01/28	1,550,000	1,475,770
SC Jobs Economic Development Authority
Bon Secours Health Systems, Inc.,
Series 2002 A,
5.500% 11/15/23	2,250,000	2,309,107
SD Health & Educational Facilities Authority
Sioux Valley Hospital & Health System,
Series 2004 A,
5.250% 11/01/34	1,100,000	1,115,004
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital,
Series 2003 B,
5.750% 07/01/33	150,000	156,384
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
6.000% 07/01/31	750,000	779,820
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/19	2,000,000	2,138,000
WA Health Care Facilities Authority
Kadlec Medical Center,
Series 2001,
Insured: RAD
5.875% 12/01/21	600,000	653,010

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WA Skagit County Public Hospital District No. 1
Series 2003,
6.000% 12/01/23	1,000,000	1,013,450
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	700,000	762,853
Fort Healthcare, Inc. Project,
Series 2004,
6.100% 05/01/34	1,965,000	2,053,287
Wheaton Franciscan Services,
Series 2002,
5.750% 08/15/30	1,050,000	1,104,432
Total Hospitals		63,611,757
Intermediate Care Facilities – 1.1%
IL Development Facilities Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,455,000	1,244,796
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,200,000	1,026,636
LA Public Facilities Authority
Progressive Healthcare Providers, Inc.,
Series 1998,
6.375% 10/01/28	2,000,000	1,849,720
PA Economic Development Financing Authority
Northwestern Human Services, Inc.,
Series 1998 A,
5.250% 06/01/14	2,000,000	1,828,220
Intermediate Care Facilities		5,949,372
Nursing Homes – 2.7%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,750,000	1,763,510
CO Health Facilities Authority
Volunteers of America Care Facilities:
Series 1998 A,
5.750% 07/01/20	700,000	663,439
Series 1999 A:
5.750% 07/01/10	785,000	773,201
6.000% 07/01/29	520,000	491,364
DE Economic Development Authority
Churchman Village Project,
Series 1991 A,
10.000% 03/01/21	650,000	655,681

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
IA Finance Authority
Care Initiatives Project:
Series 1996,
9.250% 07/01/25	485,000	584,813
Series 1998 B:
5.500% 07/01/08	395,000	393,693
5.750% 07/01/18	600,000	589,704
5.750% 07/01/28	1,475,000	1,341,085
MA Development Finance Agency
Alliance Health Care Facilities,
Series 1999 A,
7.100% 07/01/32	2,225,000	2,208,468
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	875,000	877,739
MI Cheboygan County Economic Development Corp.
Metro Health Foundation Project,
Series 1993,
11.000% 11/01/22(c)	476,050	15,710
MN Carlton
Inter-Faith Social Services, Inc.,
Series 2000,
7.500% 04/01/19	250,000	264,502
MN Sartell
Foundation for Healthcare,
Series 1999 A,
6.625% 09/01/29	2,000,000	2,041,340
PA Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	395,000	386,195
PA Delaware County Authority
Main Line & Haverford Nursing,
Series 1992,
9.000% 08/01/22	50,000	44,000
PA Lackawanna County Industrial Development Authority
Greenridge Nursing Center,
Series 1990,
7.750% 12/01/10(e)(f)	95,000	85,500
PA Luzerne County Industrial Development Authority
Millville Nursing Center,
Series 1990,
7.750% 12/01/12(e)(f)	160,000	144,000

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
TX Kirbyville Health Facilities Development Corp.
Heartway III Project,
Series 1997 A,
10.000% 03/20/18(g)	539,213	161,764
WA Kitsap County Consolidated Housing Authority
Martha & Mary Health Services,
Series 1996,
Insured: GNMA
7.100% 02/20/36	1,000,000	1,151,140
Nursing Homes Total		14,636,848
HEALTH CARE TOTAL		131,131,794
HOUSING – 7.2%
Assisted Living/Senior – 2.4%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	2,390,000	2,146,340
GA Columbus Housing Authority
The Gardens at Calvary Project,
Series 1999,
7.000% 11/15/29	2,000,000	1,721,980
IL Development Finance Authority
Care Institute, Inc.,
Series 1995,
8.250% 06/01/25	1,880,000	1,958,076
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23(g)	1,270,000	825,500
NC Medical Care Commission Health Care Facilities
DePaul Community Facilities:
Series 1998,
6.125% 01/01/28	500,000	450,305
Series 1999,
7.625% 11/01/29	1,940,000	2,007,279
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	1,900,000	1,825,653
6.000% 05/01/29	625,000	594,381
NY Suffolk County Industrial Development Agency
Gurwin-Jewish Phase II,
Series 2004,
6.700% 05/01/39	500,000	511,285

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
TX Bell County Health Facility Development Corp.
Care Institute, Inc.,
Series 1994,
9.000% 11/01/24	930,000	861,933
Total Assisted Living/Senior		12,902,732
Multi-Family – 3.2%
CO Health Facilities Authority
Birchwood Manor Project,
Series 1991 A,
Insured: GNMA
7.250% 04/01/11	410,000	411,492
DC Housing Finance Agency
FDS Residential II LP,
Series 2004, AMT,
Insured: FHA
4.850% 06/01/35	1,460,000	1,399,658
DE Wilmington
Electra Arms Senior Association Project,
Series 1998, AMT,
6.250% 06/01/28	930,000	755,365
FL Broward County Housing Finance Authority
Chaves Lake Apartment Project,
Series 2000 A, AMT,
7.500% 07/01/40	1,250,000	1,239,300
FL Clay County Housing Finance Authority
Madison Commons Apartments,
Series 2000 A, AMT,
7.450% 07/01/40	1,230,000	1,227,011
IN New Castle
Raintree Apartments,
Series 1988 B,
(b) 03/01/18(g)	30,625,000	306
MN Lakeville
Southfork Apartments Project,
Series 1989 A,
9.875% 02/01/20	700,000	699,699
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	450,000	459,221
MN White Bear Lake
Birch Lake Townhomes,
Series 1989 A,
9.750% 07/15/19	750,000	750,990
NC Medical Care Commission
ARC Projects,
Series 2004 A,
5.800% 10/01/34	800,000	795,304

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NC Raleigh Housing Authority
Cedar Point Apartments,
Series 1999 A:
5.100% 11/01/10(g)	250,000	135,028
5.875% 11/01/24(g)	200,000	108,004
NJ Housing & Mortgage Finance Agency
Series 2005 A, AMT,
Insured: FGIC
4.950% 11/01/37	2,685,000	2,604,611
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16	455,481	442,755
TN Franklin Industrial Development Board
Landings Apartment Project,
Series 1996 B,
8.750% 04/01/27	1,550,000	1,577,265
TX Affordable Housing Corp.
NHT/GTEX Project,
Series 2001 C,
10.000% 10/01/31(g)	1,560,000	54,600
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	580,000	594,552
Series 2000 D,
10.000% 12/01/32	685,000	705,036
VA Alexandria Redevelopment & Housing Authority
Courthouse Commons Apartments,
Series 1990 A, AMT,
10.000% 01/01/21	500,000	414,705
WA Tacoma Housing Authority
Redwood,
Series 2005, AMT,
Insured: GNMA
5.050% 11/20/37	3,000,000	2,937,780
Multi-family Total		17,312,682
Single-Family – 1.6%
CO Housing and Finance Authority
Series 1995 D-1 AMT,
7.375% 06/01/26	115,000	115,645
Series 1997 A-2, AMT,
7.250% 05/01/27	90,000	90,246
MT Board of Housing
Series 2005 A, AMT,
5.000% 06/01/36(d)	1,000,000	1,001,170
NJ Housing & Mortgage Finance Agency
Series 2005 M, AMT,
5.000% 10/01/36	2,000,000	2,001,240

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
RI Housing & Mortgage Finance Corp.
Series 2005, AMT
4.750% 10/01/30	4,000,000	3,924,600
VI Housing Development Authority
Series 2005 A, AMT,
5.000% 01/01/31(d)	1,500,000	1,501,995
Single-Family Total		8,634,896
HOUSING TOTAL		38,850,310
INDUSTRIALS – 5.1%
Food Products – 0.9%
LA Port of New Orleans Industrial Development,
Continental Grain Co.,
Series 1993,
7.500% 07/01/13	2,000,000	2,048,520
MI Strategic Fund
Michigan Sugar Co.:
Carrollton Project,
Series 1998 C, AMT,
6.550% 11/01/25	1,500,000	1,402,995
Sebewaing Project,
Series 1998 A,
6.250% 11/01/15	1,000,000	992,860
OH Toledo Lucas County Port Authority
Cargill, Inc. Project,
Series 2004 A,
4.800% 03/01/22	500,000	497,115
Total Food Products		4,941,490
Forest Products & Paper – 1.9%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
6.375% 12/01/24	275,000	297,690
AL Courtland Industrial Development Board
International Paper Co.,
Series 2003 B, AMT,
6.250% 08/01/25	2,000,000	2,136,200
AL Phenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	1,000,000	1,070,100
AR Camden Environmental Improvement
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	250,368

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 1993, AMT,
7.500% 01/01/26	2,800,000	2,851,044
MI Delta County Economic Development Corp.
Mead Westvaco-Escanaba,
Series 2002 B, AMT,
6.450% 04/15/23	750,000	837,097
MS Lowndes County Solid Waste Disposal & Pollution Control
Weyerhaeuser Company Project:
Series 1992 A,
6.800% 04/01/22	1,995,000	2,379,018
Series 1992 B,
6.700% 04/01/22	230,000	274,337
VA Bedford County Industrial Development Authority
Nekoosa Packaging Corp.,
Series 1998, AMT,
5.600% 12/01/25	400,000	394,148
Forest Products & Paper Total		10,490,002
Manufacturing – 0.5%
IL Will-Kankakee Regional Development Authority
Flanders Corp., Precisionaire Project,
Series 1997, AMT,
6.500% 12/15/17	780,000	786,809
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
6.250% 06/15/32	1,875,000	1,982,775
Manufacturing Total		2,769,584
Metals & Mining – 0.3%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14(h)	444,193	453,264
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	930,000	895,302
Metals & Mining Total		1,348,566
Oil & Gas – 1.5%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	285,000	299,350

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
NV Clark County Industrial Development Authority
Southwest Gas Corp.,
Series 2003 E, AMT,
5.800% 03/01/38	1,750,000	1,872,973
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	875,000	982,126
TX Texas City Industrial Development Corp.
Arco Pipe Line Co. Project,
Series 1990,
7.375% 10/01/20	2,000,000	2,564,960
VI Virgin Islands Government
Hovensa,
Series 2002, AMT,
6.500% 07/01/21	125,000	136,410
VI Virgin Islands Public Finance Authority
Hovensa:
Series 2003, AMT,
6.125% 07/01/22	875,000	936,635
Series 2004, AMT,
5.875% 07/01/22	1,000,000	1,058,920
Oil & Gas Total		7,851,374
INDUSTRIALS TOTAL		27,401,016
OTHER – 8.3%
Other – 0.6%
NJ Economic Development Authority
Motor Vehicle Commission,
Series 2003 A,
Insured: MBIA
(b) 07/01/14	2,500,000	1,685,150
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
(b) 06/01/08	2,100,000	1,804,173
Other Total		3,489,323
Pool/Bond Bank – 0.4%
OH Cleveland Cuyahoga County Port Authority
Myers University Project,
Series 2004 E,
5.600% 05/15/25	530,000	531,055

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
SD Economic Development Finance Authority
Davis Family Sodak,
Series 2004 4-A, AMT,
6.000% 04/01/29	1,400,000	1,429,246
Pool/Bond Bank Total		1,960,301
Refunded/Escrowed(i) – 5.7%
CO Adams County
Series 1991 B:
Pre-refunded 09/01/09,
11.250% 09/01/11(j)	325,000	427,209
Pre-refunded 09/01/10,
11.250% 09/01/11	360,000	493,391
Escrowed to Maturity,
11.250% 09/01/11	220,000	312,677
CO Department of Transportation
Series 2001,
Pre-refunded 06/15/11,
Insured: MBIA
8.066% 12/15/08(k)	2,000,000	2,476,260
Series 2001 832R-A,
Pre-refunded 06/15/11,
Insured: MBIA
8.066% 12/15/08(k)	3,000,000	3,715,080
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
(b) 09/01/35	17,500,000	2,187,675
CT Development Authority Sewer Sludge Disposal Facilities
New Haven Residuals LP,
Series 1996, AMT,
Escrowed to Maturity,
8.250% 12/01/06	335,000	356,483
FL Tampa Bay Water Utility System
Series 1999,
Pre-refunded 10/01/11,
Insured: FGIC
8.554% 10/01/23(k)(h)	7,500,000	9,375,000
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	620,000	653,102
GA Municipal Electric Authority
Series 1991 V,
Escrowed to Maturity,
6.600% 01/01/18	690,000	834,175
IL University of Illinois Certificates of Participation
Utility Infrastructure Projects,
Series 2001 A,
Pre-refunded 08/15/11,
Insured: AMBAC
5.500% 08/15/16	1,425,000	1,577,461

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
NC Eastern Municipal Power Agency
Series 1991 A,
Escrowed to Maturity,
6.500% 01/01/18	3,320,000	4,089,875
NC Lincoln County
Lincoln County Hospital,
Series 1991,
Escrowed to Maturity,
9.000% 05/01/07	125,000	132,745
NJ Economic Development Authority
Winchester Gardens:
Series 1996 A,
Pre-refunded 11/01/06,
8.625% 11/01/25	2,000,000	2,218,160
TN Shelby County Health, Educational & Housing Facilities Board
Open Arms Development Centers:
Series 1992 A,
Pre-refunded 08/01/07,
9.750% 08/01/19	280,000	329,076
Series 1992 C,
Pre-refunded 08/01/07,
9.750% 08/01/19	280,000	329,076
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	925,000	1,081,945
Refunded/Escrowed Total		30,589,390
Tobacco – 1.6%
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1:
6.250% 06/01/33	2,050,000	2,098,421
6.750% 06/01/39	1,000,000	1,054,350
Series 2003 B,
5.500% 06/01/43	1,250,000	1,319,687
LA Tobacco Settlement Financing Corp.
Series 2001 B,
5.875% 05/15/39	1,000,000	987,580
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	2,000,000	2,104,740

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
SC Tobacco Settlement Financing Corp.
Series 2001 B,
6.375% 05/15/28	1,000,000	1,019,650
Tobacco Total		8,584,428
OTHER TOTAL		44,623,442
OTHER REVENUE – 2.6%
Hotels – 0.8%
NJ Middlesex County Improvement Authority
Heldrich Associates LLC,
Series 2005 B,
6.250% 01/01/37(d)	2,250,000	2,163,082
PA Philadelphia Authority for Industrial Development
Doubletree Project,
Series 1997 A,
6.500% 10/01/27	2,000,000	2,067,200
Hotels Total		4,230,282
Recreation – 1.4%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18	1,000,000	1,028,360
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(h)	550,000	548,993
8.750% 10/01/19(h)	1,950,000	1,954,368
CT Mashantucket Western Pequot Tribe
Series 1999 B,
(b) 09/01/15(h)	2,000,000	1,149,260
CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31(h)	475,000	505,671
FL Capital Trust Agency
Seminole Tribe Convention Center,
Series 2002 A,
10.000% 10/01/33(h)	2,050,000	2,299,854
NM Red River Sports Facility
Red River Ski Area Project,
Series 1998,
6.450% 06/01/07	155,000	156,282
Recreation Total		7,642,788
Retail – 0.4%
LA Beauregard Parish
Boise Cascade Corp.,
Series 2002,
6.800% 02/01/27	1,750,000	1,869,298
OH Lake County
North Madison Properties,
Series 1993,
8.819% 09/01/11	445,000	442,815

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
Retail Total		2,312,113
OTHER REVENUE TOTAL		14,185,183
RESOURCE RECOVERY – 1.8%
Disposal – 0.7%
IL Development Finance Authority
Waste Management, Inc.,
Series 1997, AMT,
5.050% 01/01/10	250,000	258,178
MA Industrial Finance Agency
Peabody Monofill Associates, Inc.,
Series 1994,
9.000% 09/01/05	180,000	181,674
OH Solid Waste
Republic Services,
Series 2004, AMT,
4.250% 04/01/33	2,000,000	1,934,560
UT Carbon County Solid Waste Disposal Revenue
Laidlaw Environmental,
Series 1997 A, AMT,
7.450% 07/01/17	1,500,000	1,541,055
Disposal Total		3,915,467
Resource Recovery – 1.1%
MA Development Finance Agency
Ogden Haverhill Associates,
Series 1999 A, AMT,
6.700% 12/01/14	750,000	795,945
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT:
5.500% 12/01/13	500,000	504,515
5.600% 12/01/19	1,000,000	1,004,730
NY Niagara County Industrial Development Agency
American REF-Fuel Co., LLC,
Series 2001 A, AMT,
5.450% 11/15/26	1,000,000	1,071,660

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
PA Delaware County Industrial Development Authority
American REF-Fuel Co.,
Series 1997 A,
6.200% 07/01/19	2,225,000	2,324,546
Resource Recovery Total		5,701,396
RESOURCE RECOVERY TOTAL		9,616,863
TAX-BACKED – 17.6%
Local Appropriated – 1.9%
CA Compton
Civic Center & Capital Improvements,
Series 1997 A,
5.500% 09/01/15	1,500,000	1,557,405
CA Southeast Resource Recovery Facilities Authority
Series 2003 B, AMT,
Insured: AMBAC
5.375% 12/01/18	2,000,000	2,118,140
MN Andover Economic Development Authority
Andover Community Center,
Series 2004,
5.200% 02/01/34	750,000	759,427
MO Industrial Development Authority
Convention Center Hotel,
Series 2000,
Insured: AMBAC
(b) 07/15/18	3,000,000	1,599,330
SC Berkeley County School District
Series 2003,
5.000% 12/01/28	2,000,000	2,002,660
SC Dorchester County School District No. 2
Series 2004,
5.250% 12/01/29	1,000,000	1,026,620
SC Lancaster Educational Assistance Program
Lancaster County School District,
Series 2004,
5.000% 12/01/26	1,350,000	1,344,600
Local Appropriated Total		10,408,182
Local General Obligations – 4.6%
CA East Side Union High School District
Series 2003 B,
Insured: MBIA
5.100% 02/01/20	1,320,000	1,440,925
CA Empire Union School District
Series 1987-1 A,
Insured: AMBAC
(b) 10/01/21	1,665,000	732,367

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Los Angeles Community College District
Series 2003 B,
Insured: FSA
5.000% 08/01/19	2,000,000	2,115,520
CA Los Angeles Unified School District
Series 1997 E,
Insured: MBIA
5.125% 01/01/27	3,800,000	3,950,024
Series 2002,
Insured: MBIA
5.750% 07/01/16	800,000	922,640
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(b) 08/01/19	2,650,000	1,324,046
CA Pasadena Community College District
Series 2003 A,
Insured: FGIC
5.000% 06/01/19	1,290,000	1,363,891
CA Rocklin Unified School District
Series 2003,
Insured: FGIC
(b) 08/01/17	3,130,000	1,760,625
CA William S. Hart Union High School District
Series 2003 A,
Insured: MBIA
5.000% 09/01/19	1,625,000	1,710,427
CO Red Sky Ranch Metropolitan District
Series 2003,
6.050% 12/01/33	1,000,000	1,014,230
IL Hoffman Estates Park District
Series 2004,
5.250% 12/01/23	1,000,000	1,039,900
NY New York City
Series 1995 B,
7.250% 08/15/07	1,000,000	1,093,680
Series 2003 J,
5.500% 06/01/18	1,500,000	1,612,080
OH Dublin City School District
Series 2003,
Insured: FSA
5.000% 12/01/20	2,450,000	2,578,282
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,000,000	1,029,220
WA Clark County School District No. 37
Series 2001 C,
Insured: FGIC
(b) 12/01/18	2,500,000	1,302,175
Local General Obligations Total		24,990,032

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 2.5%
FL Northern Palm Beach County Improvement District
Series 1999:
Insured: MBIA
5.900% 08/01/19	500,000	545,765
6.000% 08/01/29	750,000	822,877
MO St. Louis County Industrial Development Authority
Kiel Center Arena,
Series 1992, AMT,
7.875% 12/01/24	3,000,000	3,009,930
NJ Economic Development Authority
Cigarette Tax,
Series 2004:
5.500% 06/15/31	315,000	322,743
5.750% 06/15/29	1,000,000	1,050,190
NY Thruway Authority
Series 2003 A,
Insured: MBIA
5.000% 03/15/20	3,500,000	3,681,125
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA:
Insured: MBIA
5.500% 07/01/18	1,225,000	1,404,315
5.500% 07/01/19	2,320,000	2,667,745
Special Non-Property Tax Total		13,504,690
Special Property Tax – 5.3%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	135,000	137,388
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	1,250,000	1,296,637
CA Irvine Improvement Bond Act 1915
No. 00-18-GRP 3,
Series 2003,
5.550% 09/02/26	500,000	500,635
CA Lincoln Community Facilities District No. 2003-1
Series 2004:
5.750% 09/01/20	500,000	496,940
5.900% 09/01/24	500,000	502,280
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	2,000,000	2,013,520

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Oceanside Community Development Commission
Downtown Redevelopment Project,
Series 2003,
5.700% 09/01/25	500,000	516,840
CA Orange County Community Facilities District
Ladera Ranch:
Series 1999 A,
6.500% 08/15/21	1,000,000	1,148,930
Series 2003 A,
5.550% 08/15/33	1,000,000	1,015,000
CA Orange County Improvement Bond Act 1915
Phase IV, No. 01-1-B,
Series 2003,
5.750% 09/02/33	1,000,000	1,018,610
CA Redwood City Community Facilities District No. 1
Series 2003 B,
6.000% 09/01/33	700,000	721,840
CA Temecula Valley Unified School District No. 1
Series 2003,
6.125% 09/01/33	600,000	618,900
FL Brandy Creek Community Development District
Series 2003 A,
6.350% 05/01/34	1,000,000	1,037,970
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	1,000,000	1,049,390
FL Colonial Country Club Community Development District
Series 2003,
6.400% 05/01/33	745,000	781,796
FL Concorde Estates Community Development District
Series 2004 A,
5.850% 05/01/35	1,320,000	1,320,620
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	700,000	751,681
Series 2003 B,
5.375% 05/01/08	1,000,000	1,010,720

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Heritage Palms Community Development District
Series 1999 A,
6.250% 11/01/07	250,000	249,880
FL Islands at Doral Southwest Community Development District
Series 2003,
6.375% 05/01/35	770,000	806,121
FL Lexington Oaks Community Development District
Series 1998 A,
6.125% 05/01/19	250,000	253,643
Series 1998 B,
5.500% 05/01/05	25,000	25,008
Series 2000 A,
7.200% 05/01/30	675,000	706,111
Series 2002 A,
6.700% 05/01/33	250,000	263,865
FL Middle Village Community Development District
Series 2004 A,
6.000% 05/01/35	2,000,000	2,035,880
FL Orlando
Conroy Road Interchange Project,
Series 1998 A:
5.500% 05/01/10	325,000	332,839
5.800% 05/01/26	600,000	609,264
FL Seven Oaks Community Development District
Series 2004 A,
5.875% 05/01/35	500,000	500,315
Series 2004 B,
5.000% 05/01/09	750,000	751,882
FL Stoneybrook Community Development District
Series 1998 A,
6.100% 05/01/19	800,000	811,896
Series 1998 B,
5.700% 05/01/08	25,000	25,244
FL Westchester Community Development District
Series 2003,
6.125% 05/01/35	800,000	824,072
IL Chicago Tax Increment
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	1,225,000	1,255,747
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	750,000	779,130
MI Pontiac Finance Authority
Development Area No. 3,
Series 2002,
6.375% 06/01/31	1,000,000	1,018,080

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
MO Riverside Tax Increment
L-385 Levee Project,
Series 2004,
5.250% 05/01/20	1,275,000	1,300,959
Special Property Tax Total		28,489,633
State Appropriated – 0.8%
CA Public Works Board
Colinga State Hospital,
Series 2004 A,
5.500% 06/01/19	1,000,000	1,090,850
LA Military Department
Custody Receipts,
Series 2004,
4.850% 05/01/24	1,500,000	1,491,810
NY Triborough Bridge & Tunnel Authority
Javits Convention Center Project,
Series 1990 E,
7.250% 01/01/10	1,525,000	1,689,121
State Appropriated Total		4,271,781
State General Obligations – 2.5%
CA State
Series 2003:
5.250% 02/01/18	2,000,000	2,167,260
5.250% 02/01/20	2,000,000	2,169,980
5.250% 02/01/23	800,000	864,792
MA Massachusetts Bay Transportation Authority
Series 1992 B,
Insured: MBIA
6.200% 03/01/16	5,825,000	6,794,222
PR Commonwealth of Puerto Rico
Series 2004 A,
5.000% 07/01/30	1,200,000	1,267,068
State General Obligations Total		13,263,322
TAX-BACKED TOTAL		94,927,640
TRANSPORTATION – 6.3%
Air Transportation – 2.6%
CA Los Angeles Regional Airports Improvement Corp.
American Airlines, Inc.,
Series 2000 C, AMT,
7.500% 12/01/24	400,000	403,588
FL Capital Trust Agency
Air Cargo Orlando Project,
Series 2003, AMT,
6.750% 01/01/32	650,000	635,681

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
IL Chicago O’Hare International Airport
United Air Lines, Inc.,
Series 2000 A, AMT,
6.750% 11/01/11(c)	1,600,000	573,360
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	1,000,000	1,051,090
MA Port Authority
Delta Air Lines, Inc.,
Series 2001 A, AMT,
Insured: AMBAC
5.500% 01/01/16	2,935,000	3,109,251
MN Minneapolis & St. Paul Metropolitan Airports Commission
Northwest Airlines, Inc.:
Series 2001 A, AMT,
7.000% 04/01/25	1,800,000	1,639,026
Series 2001 B, AMT,
6.500% 04/01/25	500,000	505,000
Series 2005, AMT,
7.375% 04/01/25	500,000	473,535
NC Charlotte Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27(l)	500,000	294,150
Series 2000, AMT,
7.750% 02/01/28(l)	1,250,000	868,787
NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT:
6.250% 09/15/19	1,000,000	818,500
6.250% 09/15/29	500,000	387,865
Series 2003, AMT,
9.000% 06/01/33	1,000,000	1,003,220
PA Philadelphia Authority for Industrial Development
Aero Philadelphia,
Series 1999, AMT:
5.250% 01/01/09	250,000	250,735
5.500% 01/01/24	1,000,000	948,060
TX Houston Industrial Development Corp.
United Parcel Services,
Series 2002, AMT,
6.000% 03/01/23	1,035,000	1,062,386
Air Transportation Total		14,024,234
Airports – 1.3%
DC Metropolitan Washington Airports Authority
Series 2003 A, AMT,
Insured: FGIC
5.000% 10/01/33	1,500,000	1,510,320

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
GA Augusta Airport Revenue
Series 2005,
5.150% 01/01/35	600,000	594,000
NC Charlotte Douglas International Airport
Series 1999, AMT,
Insured: MBIA
9.560% 04/20/1(k)(h)(j)	4,000,000	4,818,800
Airports Total		6,923,120
Ports – 1.1%
WA Port of Seattle
Series 2000 A, AMT,
Insured: MBIA
9.008% 08/01/07(k)(h)	1,250,000	1,488,787
Series 2000 B, AMT,
Insured: MBIA
9.008% 08/01/08(k)(h)	3,750,000	4,512,375
Ports Total		6,001,162
Toll Facilities – 0.9%
CO E-470 Public Highway Authority
Series 2000 B,
Insured: MBIA
(b) 09/01/18	4,000,000	2,100,200
CO Northwest Parkway Public Highway Authority
Series 2001 D,
7.125% 06/15/41	2,750,000	2,940,493
Toll Facilities Total		5,040,693
Transportation – 0.4%
NV Department of Business & Industry
Las Vegas Monorail Project,
Series 2000,
7.375% 01/01/40	1,750,000	1,814,050
Transportation Total		1,814,050
TRANSPORTATION TOTAL		33,803,259
UTILITIES – 14.9%
Independent Power Producers – 2.5%
MI Midland County Economic Development Corp.
Series 2000 A, AMT,
6.875% 07/23/09	1,650,000	1,703,790
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT,
6.750% 10/01/11	1,000,000	1,058,070

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
PA Carbon City Industrial Development Authority
Panther Creek Partners Project,
Series 2000, AMT,
6.650% 05/01/10	920,000	992,183
PA Economic Development Financing Authority
Colver Project,
Series 1994 D, AMT,
7.150% 12/01/18	1,650,000	1,689,204
Northampton Generating:
Series 1994 A, AMT,
6.500% 01/01/13	3,000,000	3,025,800
Series 1994 B, AMT,
6.750% 01/01/07	1,320,000	1,357,092
VA Pittsylvania County Industrial Development Authority
Multi-trade of Pittsylvania,
Series 1994 A, AMT:
7.450% 01/01/09	2,900,000	2,996,135
7.500% 01/01/14	500,000	516,100
Independent Power Producers Total		13,338,374
Investor Owned – 5.5%
AZ Maricopa County Pollution Control Corp.
El Paso Electric Co.,
Series 2002 A,
6.250% 05/01/37	1,000,000	1,011,080
Southern California Edison Co.,
Series 2000 A,
2.900% 06/01/35	1,000,000	971,750
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric,
Series 1996, AMT,
5.500% 12/01/21	1,275,000	1,334,517
FL Polk County Industrial Development Authority
Tampa Electric Co. Project,
Series 1996, AMT,
5.850% 12/01/30	1,500,000	1,529,295
IL Development Finance Authority
Peoples Gas Light & Coke Co.,
Series 2003 E, AMT,
Insured: AMBAC
4.875% 11/01/38	2,500,000	2,523,725
IN Petersburg
Indianapolis Power & Light Co.,
Series 1991,
5.750% 08/01/21	1,000,000	1,042,840
Series 1995,
6.625% 12/01/24	255,000	260,595

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
LA Calcasieu Parish Industrial Development Board
Entergy Gulf States, Inc.,
Series 1999,
5.450% 07/01/10	500,000	507,990
LA West Feliciana Parish
Entergy Gulf States, Inc.,
Series 1999 B,
6.600% 09/01/28	250,000	253,740
MS Business Finance Corp.
Systems Energy Resources, Inc. Project,
Series 1999,
5.900% 05/01/22	1,500,000	1,535,700
MT Forsyth
Portland General,
Series 1998 A,
5.200% 05/01/33	375,000	391,699
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Carolina Power & Light Co.,
Series 2002,
5.375% 02/01/17	2,000,000	2,119,020
NM Farmington
Tucson Electric Power Co.,
Series 1997 A,
6.950% 10/01/20	2,000,000	2,096,280
NV Clark County Industrial Development Authority
Nevada Power Co.:
Series 1995 B, AMT,
5.900% 10/01/30	2,135,000	2,126,844
Series 1997 A, AMT,
5.900% 11/01/32	750,000	747,067
Southern California Edison Co.,
Series 2000 A, AMT,
3.250% 06/01/31	1,000,000	974,900
PA Beaver County Industrial Development Authority
Toledo Edison Co. Project,
Series 1995,
7.625% 05/01/20	2,000,000	2,048,560
PA Economic Development Financing Authority
Reliant Energy, Inc.,
Series 2001 A, AMT,
6.750% 12/01/36	800,000	853,144
SC Berkeley County Pollution Control Facilities Authority
South Carolina Generating Co. Project,
Series 2003,
4.875% 10/01/14	1,500,000	1,559,565

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
TX Brazos River Authority
TXU Energy Co. LLC:
Series 2001, AMT,
5.750% 05/01/36	515,000	547,090
Series 2003 C, AMT,
6.750% 10/01/38	1,180,000	1,286,106
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	2,250,000	2,287,327
WY Converse County
PacifiCorp,
Series 1988,
3.900% 01/01/14	1,500,000	1,431,630
Investor Owned Total		29,440,464
Joint Power Authority – 1.3%
GA Municipal Electric Authority
Series 1991 V,
6.600% 01/01/18	3,375,000	4,008,049
NC Eastern Municipal Power Agency
Series 1991 A,
6.500% 01/01/18	1,680,000	1,976,268
Series 2003 C,
5.375% 01/01/17	1,000,000	1,047,310
Joint Power Authority Total		7,031,627
Municipal Electric – 4.1%
MN Western Municipal Power Agency
Series 2003 B,
Insured: MBIA
5.000% 01/01/15	500,000	540,010
NY Long Island Power Authority
Series 1998,
Insured: AMBAC
5.000% 04/01/10	2,000,000	2,144,580
Series 2003 A,
5.000% 06/01/09	2,000,000	2,117,660
PR Electric Power Authority
Series 1998 NN,
5.500% 07/01/20	1,005,000	1,120,857
TX Lower Colorado River Authority
Series 1999 A,
Insured: AMBAC
5.500% 05/15/21	15,000,000	16,161,600
Municipal Electric Total		22,084,707
Water & Sewer – 1.5%
AZ Gilbert Water Resources Municipal Property Corp.
Wastewater Systems & Utilities Revenue,
Series 2004,
4.900% 04/01/19	1,000,000	971,390

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Department of Water Resources
Central Valley Project,
Series 2002 X,
Insured: FGIC
5.500% 12/01/17	1,300,000	1,478,347
FL Key West
Sewer Revenue,
Series 2003,
Insured: FGIC
5.250% 10/01/18	1,000,000	1,082,650
MS V Lakes Utility District,
Series 1994,
8.250% 07/15/24	400,000	396,188
NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
7.500% 07/01/18	440,000	502,902
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT,
6.900% 06/01/24	3,200,000	3,997,664
Water & Sewer Total		8,429,141
TOTAL UTILITIES		80,324,313
Total Municipal Bonds (cost of $494,605,331)		505,765,752
Municipal Preferred Stocks – 1.6%
HOUSING – 1.6%
Multi-Family – 1.6%
Charter Municipal Mortgage Acceptance Co.
AMT:
6.625% 06/30/09(h)	2,000,000	2,189,500
7.600% 11/30/10(h)	1,500,000	1,717,680
6.300% 04/30/19(h)	1,000,000	1,063,820
GMAC Municipal Mortgage Trust
AMT:
5.700% 10/31/40(h)	1,500,000	1,494,615
5.600% 10/31/39(h)	1,000,000	1,018,040

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi-Family – (continued)
Munimae Trust
AMT,
5.800% 06/30/49(h)	1,000,000	994,170
Multi-Family Total		8,477,825
HOUSING TOTAL		8,477,825
Total Municipal Preferred Stocks (cost of $8,000,000)		8,477,825

	Shares
Investment Management Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	9,179	9,179
Total Investment Management Company (cost of $9,179)		9,179

	Par ($)
Short-Term Obligations – 4.2%
VARIABLE RATE DEMAND NOTES(m) – 4.2%
FL Alachua Health Facilities Authority
Oak Hammock at the University of Florida,
Series 2002 A,
2.050% 10/01/32	1,700,000	1,700,000
FL Collier County Health Facilities Authority
Lutheran Hospital,
Series 2003 C-1,
2.040% 01/01/35	1,500,000	1,500,000
IA Finance Authority
Drake University,
Series 2001,
2.100% 07/01/31	700,000	700,000
Museum of Art Foundation,
Series 2003,
2.100% 06/01/33	600,000	600,000
Village Court Associates,
Series 1985 A,
2.280% 11/01/15	600,000	600,000
IA Higher Education Loan Authority
Loras College,
Series 2000,
2.050% 11/01/30	900,000	900,000
IA Woodbury County Educational Facility
Siouxland Medical Educational Foundation,
Series 1996,
2.330% 11/01/16	1,500,000	1,500,000
IL Health Facilities Authority
OSF Healthcare System,
Series 2002,
2.050% 11/15/27	1,700,000	1,700,000
IN Health Facility Financing Authority
Fayette Memorial Hospital Association, Inc.,
Series 2002 A,
2.100% 10/01/32	600,000	600,000

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(m) – (continued)
Golden Years Homestead, Inc.,
Series 2002 A,
2.280% 06/01/25	500,000	500,000
MA Water Resources Authority
Series 2002 D,
2.050% 08/01/17	100,000	100,000
MI Northern Michigan University
Series 2001,
2.050% 06/01/31	2,500,000	2,500,000
MN Cohasset
Minnesota Power & Light Co.,
Series 1997 B,
2.050% 06/01/13	300,000	300,000
MN Higher Education Facilities Authority
St. Olaf College,
Series 2002,
LOC: Harris Trust & Savings Bank,
2.050% 10/01/32	1,600,000	1,600,000
MO Health & Educational Facilities Authority
Washington University,
Series 1996 D,
2.050% 09/01/30	1,900,000	1,900,000
MS Jackson County
Chevron Corp.,
Series 1992,
2.050% 12/01/16–06/01/23	1,400,000	1,400,000
ND Ward County Health Care Facilities
Trinity Health,
Series 2002 A,
2.100% 07/01/29	195,000	195,000
TX Harris County Health Facilities Development Corp.
YMCA of the Greater Houston Area,
Series 2002,
2.050% 07/01/37	500,000	500,000
UT Eagle Mountain Gas & Electric
Series 2001,
2.300% 12/01/25	400,000	400,000
WI Health & Educational Facilities Authority
Riverview Hospital Association,
Series 2001,
2.100% 10/01/30	1,005,000	1,005,000

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(m) – (continued)
WY Uinta County Pollution Control Revenue
Chevron Corp.,
Series 1993:
2.050% 08/15/20	900,000	900,000
2.210% 08/15/20	1,300,000	1,300,000
VARIABLE RATE DEMAND NOTES TOTAL		22,400,000

Total Short-Term Obligations (cost of $22,400,000)		22,400,000

Total Investments – 99.7% (cost of $525,014,510)(n)(o)		536,652,756

Other Assets & Liabilities, Net – 0.3%		1,879,671

Net Assets – 100.0%		538,532,427

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

See Accompanying Notes to Financial Statements.

(a)

Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At March 31, 2005, the value of these securities amounted to $4,899,881, which represents 0.9% of net assets.

			Acquisition	Acquisition
Security			Date	Cost
CA ABAG Finance Authority for Nonprofit Corps.
Eskaton Gold River Lodge, Series 1998:
	6.375%	11/15/15	07/30/98	$622,221
	6.375%	11/15/28	07/30/98	541,298
CA California Statewide Communities Development Authority
Crossroads School for Arts & Sciences, Series 1998,
	6.000%	08/01/28	08/21/98	980,000
San Francisco Art Institute, Series 2002,
	7.375%	04/01/32	07/05/02	750,000
CA Statewide Community Development Authority
Eskaton Village - Grass Valley, Series 2000,
	8.250%	11/15/31	09/08/00	1,730,000
				$4,623,519

(b)	Zero coupon bond.

(c)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of March 31, 2005, the value of these securities amounted to $593,693, which represents 0.1% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of the forbearance agreement with the borrower. As of March 31, 2005, the value of these securities amounted to $229,500, which represents less than 0.1% of net assets.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. As of March 31, 2005, the value of these securities amounted to $1,285,202, which represents 0.1% of net assets.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $35,584,197, which represents 6.6% of net assets.

(i)	The Fund has been informed that each issuer has placed direct obligation of the U.S. Government in an irrevocable trust, solely for the payment principal and interest.

(j)	The security or a portion of the security is pledged as collateral for open futures contracts. At March 31, 2005, the total market value of securities pledged amounted to $1,758,403.

(k)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2005.

(l)

The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. As of March 31, 2005, the value of these securities amounted to $1,162,937, which represents 0.2% of net assets.

(m)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at March 31, 2005.

(n)	Cost for federal income tax purposes is $524,704,764.

See Accompanying Notes to Financial Statements.

(o)	Unrealized appreciation and depreciation at March 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$23,454,131	$(11,506,139)	$11,947,992

At March 31, 2005, the Fund held the following open short futures contracts.

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	393	$42,941,391	$43,296,651	Jun-05	$355,260

U.S. Long Bonds	450	50,118,750	50,474,871	Jun-05	356,121
					$711,381

Acronym	Name

ABAG	Association of Bay Area Government
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Columbia Managed Municipals Fund

	Par ($)	Value ($)*
Municipal Bonds – 96.2%
EDUCATION – 5.1%
Education – 4.3%
CA Educational Facilities Authority
Loyola Marymount University,
Series 2001,
Insured: MBIA
(a) 10/01/20	1,000,000	465,110
MA Health & Education Facilities Authority
Massachusetts Institute of Technology,
Series 2002 K,
5.500% 07/01/22	1,000,000	1,151,660
MA College Building Authority
Series 1994 A:
7.500% 05/01/11	1,500,000	1,809,705
7.500% 05/01/14	3,500,000	4,363,555
OH Higher Educational Facility Revenue
Case Western Reserve University,
Series 1994,
6.250% 10/01/17	4,340,000	5,198,409
VA College Building Authority
Virginia Educational Facilities,
Washington & Lee University,
Series 2001,
5.375% 01/01/21	2,000,000	2,239,140
WV State University
Series 2000 A,
Insured: AMBAC
(a) 04/01/18	3,800,000	2,052,912
Education Total		17,280,491
Student Loan – 0.8%
ME Educational Loan Marketing Corp.
Series 1994 B-1, AMT,
6.500% 11/01/09	3,000,000	3,247,530
Student Loan Total		3,247,530
EDUCATION TOTAL		20,528,021
HEALTH CARE – 6.2%
Continuing Care Retirement – 0.7%
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
8.000% 06/01/32	500,000	546,180
HI Department of Budget & Finance
Kahala Nui Project,
Series 2003 A,
7.875% 11/15/23	1,000,000	1,100,610
OH Hamilton County Health Care Facilities Revenue
Twin Towers, Series 1998 A,
5.125% 10/01/18	500,000	499,420

See Accompanying Notes to Financial Statements.

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
6.125% 02/01/28	500,000	506,995
Continuing Care Retirement Total		2,653,205
Health Services – 0.5%
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999,
5.650% 02/01/19	310,000	302,855
WI Health & Educational Facilities Authority
Marshfield Clinic,
Series 1999,
Insured: RAD
6.250% 02/15/29	1,600,000	1,766,560
Health Services Total		2,069,415
Hospital – 4.5%
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/20	1,320,000	1,369,434
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004 G,
5.250% 07/01/23	500,000	514,915
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,
Series 2003 A:
5.250% 10/01/24	800,000	819,944
5.000% 10/01/18	825,000	840,040
FL West Orange Healthcare District
Series 2001 A,
5.650% 02/01/22	1,050,000	1,092,892
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A,
5.625% 08/15/29	1,240,000	1,254,731
MA Health & Educational Facilities Authority
South Shore Hospital,
Series 1999 F:
5.625% 07/01/19	1,000,000	1,039,080
5.750% 07/01/29	2,500,000	2,576,025
MD Health & Educational Facilities Authority
University of Maryland Medical System,
Series 2000,
6.750% 07/01/30	500,000	559,230

See Accompanying Notes to Financial Statements.

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospital – (continued)
MO Health & Educational Facilities Authority
Lake Regional Health Systems,
Series 2003,
5.600% 02/15/25	625,000	645,869
MS Medical Center Educational Building Corp.
University of Mississippi Medical Center,
Series 1998 B,
Insured: AMBAC
5.500% 12/01/23	1,000,000	1,132,130
NM Farmington
San Juan Medical Center Project,
Series 2004 A,
5.000% 06/01/23	500,000	504,210
NV Henderson Healthcare Facility
Catholic Healthcare West,
Series 1999 A,
6.750% 07/01/20	1,000,000	1,104,350
OH Highland County Joint Township Hospital District
Series 1999,
6.750% 12/01/29	475,000	462,622
OH Miami County Hospital Facilities Revenue
Upper Valley Medical Center,
Series 1996 C,
6.000% 05/15/06	525,000	541,385
OK Development Finance Authority
Duncan Regional Hospital,
Series 2003 A,
5.125% 12/01/23	1,000,000	1,003,680
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital,
Series 2003 B,
5.750% 07/01/33	650,000	677,664
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	1,075,000	1,171,524
Wheaton Franciscan Services,
Series 2002,
5.750% 08/15/30	900,000	946,656
Hospitals Total		18,256,381
Intermediate Care Facilities – 0.5%
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	2,395,000	2,048,994

See Accompanying Notes to Financial Statements.

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Intermediate Care Facilities – (continued)
Intermediate Care Facilities		2,048,994
HEALTH CARE TOTAL		25,027,995
HOUSING – 1.5%
Assisted Living/Senior – 0.2%
NY Suffolk County Industrial Development Agency
Gurwin-Jewish Phase II,
Series 2004,
6.700% 05/01/39	900,000	920,313
Assisted Living/Senior Total		920,313
Multi-Family – 0.9%
FL Broward County Housing Finance Authority
Chaves Lake Apartment Project,
Series 2000 A, AMT,
7.500% 07/01/40	1,500,000	1,487,160
FL Clay County Housing Finance Authority
Madison Commons Apartments,
Series 2000 A, AMT,
7.450% 07/01/40	725,000	723,238
NC Medical Care Commission
ARC Projects,
Series 2004 A,
5.800% 10/01/34	1,400,000	1,391,782
Multi-Family Total		3,602,180
Single-Family – 0.4%
NM Mortgage Finance Authority
Series 2000 A-2, AMT,
Insured: FHA
7.100% 09/01/30	465,000	481,289
NV Housing Division
Series 1991 A-2, AMT,
Insured: FHA
7.750% 04/01/22	295,000	295,528
OH Housing Finance Agency
Series 1997 A-1, AMT,
Insured: GNMA
6.050% 09/01/17	405,000	424,177
RI Housing & Mortgage Finance Corp.
Series 1988, AMT,
Insured: FHA
7.550% 10/01/22	515,000	515,582

See Accompanying Notes to Financial Statements.

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
Single-Family Total		1,716,576
HOUSING TOTAL		6,239,069
INDUSTRIALS – 5.1%
Food Products – 2.9%
GA Cartersville Development Authority
Anheuser Busch Companies,
Series 1989 A, AMT,
7.375% 05/01/09(b)	9,000,000	10,227,870
MI Strategic Fund
Michigan Sugar Co.:
Carrollton Project,
Series 1998 C, AMT,
6.550% 11/01/25	800,000	748,264
Imperial Holly Corp.,
Series 1998 B,
6.450% 11/01/25	700,000	647,241
Food Products Total		11,623,375
Forest Products & Paper – 1.4%
FL Escambia County Environmental Improvement Authority
International Paper Co.,
Series 2003 A, AMT,
5.750% 11/01/27	550,000	565,719
WA Port Longview Industrial Development Corp.
Weyerhaeuser Corp.,
Series 1992, AMT,
6.875% 10/01/08	4,750,000	5,241,673
Forest Products & Paper Total		5,807,392
Manufacturing – 0.4%
MO Development Finance Board
Procter & Gamble Co.,
Series 1999, AMT,
5.200% 03/15/29	1,385,000	1,471,507
Manufacturing Total		1,471,507
Oil & Gas – 0.3%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	240,000	252,084
VI Virgin Islands Public Finance Authority
Hovensa LCC,
Series 2003, AMT,
6.125% 07/01/22	875,000	936,635
Oil & Gas Total		1,188,719

See Accompanying Notes to Financial Statements.

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Obligation Ltd.
NSF International Project,
Series 2004,
5.250% 08/01/26	600,000	613,770
Other Industrial Development Bonds Total		613,770
INDUSTRIALS TOTAL		20,704,763
OTHER – 13.7%
Refunded/Escrowed(c) – 13.4%
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Pre-refunded Escrowed to Maturity
(a) 01/01/18	10,000,000	5,620,800
FL Jacksonville Transportation Authority
Series 1985,
Pre-refunded Escrowed to Maturity
9.200% 01/01/15	2,000,000	2,688,000
GA Fulton County Water & Sewer
Series 1992,
Pre-refunded Escrowed to Maturity
Insured: FGIC
6.375% 01/01/14	13,270,000	15,379,797
GA Municipal Electric Authority
Series 1991,
Pre-refunded Escrowed to Maturity
Insured: MBIA
6.600% 01/01/18	3,600,000	4,328,244
ID Health Facilities Authority
IHC Hospitals, Inc.,
Series 1992,
Pre-refunded Escrowed to Maturity
6.650% 02/15/21	1,200,000	1,516,164
IL Health Facilities Authority
Swedish American Hospital,
Series 2000,
Pre-refunded 05/15/10
6.875% 11/15/30	1,000,000	1,168,200
IL Metropolitan Pier & Exposition Authority
Series 1996,
Pre-refunded Escrowed to Maturity
Insured: MBIA
(a) 06/15/12	2,655,000	1,998,127
NC Eastern Municipal Power Agency
Series 1991 A,
Pre-refunded Escrowed to Maturity
6.500% 01/01/18	4,315,000	5,315,605
NY Triborough Bridge & Tunnel Authority
Series 1992 Y,
Pre-refunded Escrowed to Maturity
6.125% 01/01/21	5,500,000	6,622,935

See Accompanying Notes to Financial Statements.

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OH Cleveland-Cuyahoga County Port Authority
Oglebay Norton Co.,
Series 1997, AMT,
Pre-refunded Escrowed to Maturity
6.000% 03/01/07	140,000	145,811
OH Hilliard School District
Series 1995 A,
Pre-refunded Escrowed to Maturity
Insured: FGIC
(a) 12/01/12	2,505,000	1,848,590
OH Water Development Authority
Series 1990,
Pre-refunded Escrowed to Maturity
Insured: AMBAC
6.000% 12/01/16	1,000,000	1,131,890
SC Calhoun County Solid Waste Disposal Facilities Revenue
Eastman Kodak Co.,
Series 1992, AMT,
Pre-refunded Escrowed to Maturity
6.750% 05/01/17	3,000,000	3,651,990
TX Houston Water & Sewer Revenue
Series 1998,
Pre-refunded Escrowed to Maturity
Insured: FSA
(a) 12/01/23	2,515,000	1,004,064
TX Municipal Power Agency
Series 1989,
Pre-refunded Escrowed to Maturity
Insured: AMBAC
(a) 09/01/08	75,000	67,229
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10
6.750% 09/01/30	1,610,000	1,883,169
Refunded/Escrowed Total		54,370,615
Tobacco – 0.3%
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	1,415,000	1,489,103
Tobacco Total		1,489,103
OTHER TOTAL		55,859,718
OTHER REVENUE – 1.6%
Hotels – 0.2%
NJ Middlesex County Improvement Authority
Heldrich Associates LLC,
Series 2005 B,
6.250% 01/01/37(d)	1,000,000	961,370
Hotels Total		961,370

See Accompanying Notes to Financial Statements.

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – 1.2%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18	350,000	359,926
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(e)	595,000	593,911
8.750% 10/01/19(e)	2,100,000	2,104,704
FL Capital Trust Agency
Seminole Tribe Convention Center,
Series 2002 A,
10.000% 10/01/33(e)	1,500,000	1,682,820
Recreation Total		4,741,361
Retail – 0.2%
NJ Economic Development Authority
Glimcher Properties LP Project,
Series1998, AMT,
6.000% 11/01/28	650,000	653,777
OH Lake County
North Madison Properties,
Series 1993,
8.819% 09/01/11	160,000	159,214
Retail Total		812,991
OTHER REVENUE TOTAL		6,515,722
RESOURCE RECOVERY – 0.4%
Disposal – 0.4%
IL Development Finance Authority
Waste Management, Inc.,
Series 1997, AMT,
5.050% 01/01/10	500,000	516,355
MI Strategic Fund
Waste Management,
Series 1995, AMT,
5.200% 04/01/10	500,000	519,710
NV Department of Business & Industry
Republic Services, Inc. Project,
Series 2003, AMT,
5.625% 12/01/26	500,000	541,410
Disposal Total		1,577,475
RESOURCE RECOVERY TOTAL		1,577,475
TAX-BACKED – 32.1%
Local Appropriated – 1.7%
IL Chicago Board of Education
Series 1992 A,
Insured: MBIA
6.000% 01/01/16	5,000,000	5,795,250

See Accompanying Notes to Financial Statements.

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
IN Crown Point School Building Corp.
Series 2000,
Insured: MBIA
(a) 01/15/19	1,665,000	850,682
Local Appropriated Total		6,645,932
Local General Obligations – 12.7%
AK North Slope Borough
Series 1999 A,
Insured: MBIA
(a) 06/30/10	2,515,000	2,065,066
Series 2000 B,
Insured: MBIA
(a) 06/30/10	2,000,000	1,643,880
Series 2001 A,
Insured: MBIA
(a) 06/30/12	5,000,000	3,704,350
CA Golden West School Authority
Series 1999 A,
Insured: MBIA
(a) 08/01/15	1,500,000	944,970
CA Los Angeles Unified School District
Series 2002 E,
Insured: MBIA
5.750% 07/01/16	400,000	461,320
CA West Contra Costa Unified School District
Series 2001 B,
Insured: MBIA
6.000% 08/01/24	465,000	559,125
CA Yuba City Unified School District
Series 2000,
Insured: FGIC
(a) 09/01/18	1,160,000	613,060
IL Champaign County
Series 1999,
Insured: FGIC
8.250% 01/01/20	1,015,000	1,421,284
IL Chicago Board of Education
Series 1998 B-1,
Insured: FGIC
(a) 12/01/21	1,500,000	654,030
Insured: MBIA
6.250% 12/01/12	2,500,000	2,896,350
IL Chicago
Series 1999,
Insured: FGIC
5.500% 01/01/23	2,250,000	2,546,572
IL Cook County School District No. 102
Series 2001,
Insured: FGIC
(a) 12/01/20	3,065,000	1,416,061

See Accompanying Notes to Financial Statements.

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Will County Forest Preservation District
Series 1999 B,
Insured: FGIC
(a) 12/01/16	1,000,000	580,930
IL Will County United School District No. 365-UVY
Series 1999 B,
Insured: FSA
(a) 11/01/18	1,900,000	987,031
LA New Orleans
Series 1991,
Insured: AMBAC
(a) 09/01/12	6,250,000	4,603,000
MO Springfield School District No. R-12
Series 1991 B,
Insured: FGIC
9.500% 03/01/07	600,000	672,150
NE Omaha Convention Center/Arena
Series 2004,
5.250% 04/01/23	1,000,000	1,116,870
OH Adams County Ohio Valley Local School District
Series 1995,
Insured: MBIA
7.000% 12/01/15	3,000,000	3,652,920
OH Beavercreek Local School District
Series 1996,
Insured: FGIC
6.600% 12/01/15	2,500,000	3,002,375
OH Crooksville Exempt Village School District
Series 1986,
7.375% 12/01/07	25,000	27,348
OH Cuyahoga County
Series 1993 A,
Insured: MBIA
(a) 10/01/12	1,000,000	743,010
OH Dublin City School District
Series 1997,
Insured: MBIA
(a) 12/01/11	900,000	698,283
OH Eastern Local School District Brown & Highland Counties
Series 1995,
Insured: FGIC
6.250% 12/01/17	1,160,000	1,387,882
OH Gahanna-Jefferson City School District
Series 1993,
Insured: AMBAC
(a) 12/01/11	795,000	616,817

See Accompanying Notes to Financial Statements.

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OH Hilliard School District
Series 2000,
Insured: FGIC
5.750% 12/01/24	1,000,000	1,126,920
OH Kings Local School District
Series 1995,
Insured: FGIC
7.500% 12/01/16	2,110,000	2,662,398
OH Lakota Local School District
Series 2001,
Insured: FGIC
5.500% 12/01/18	1,460,000	1,660,648
OH Massillon City School District
Series 2002:
Insured: AMBAC
(a) 12/01/09	900,000	766,512
(a) 12/01/11	1,000,000	775,870
OH Monroe Local School District
Series 2002,
Insured: AMBAC
5.750% 12/01/19	1,195,000	1,393,358
OH North Fork Local School District
Series 2001,
Insured: FSA
5.750% 12/01/17	510,000	593,013
OH Pickerington Local School District
Series 2001,
Insured: FGIC
(a) 12/01/16	1,340,000	797,313
OH River Valley Local School District
School Facilities Construction & Improvement,
Series 2001,
Insured: FSA
5.250% 11/01/23	500,000	555,575
OH Shaker Heights City School District
Series 1990 A,
7.100% 12/15/10	550,000	615,863
OH Southwest Licking Local School District
Series 1999,
Insured: FGIC
5.750% 12/01/16	400,000	460,288
OH Tri-County North Local School District
Series 1986,
8.125% 12/01/06	75,000	80,527
OH West Chester Township
Series 2002,
Insured: AMBAC
5.750% 12/01/20	1,000,000	1,168,990

See Accompanying Notes to Financial Statements.

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,500,000	1,543,830
WA Clark County School District No. 37
Series 2001 C,
Insured: FGIC
(a) 12/01/20	1,150,000	536,211
Local General Obligations Total		51,752,000
Special Non-Property Tax – 5.7%
IL Metropolitan Pier & Exposition Authority
Series 1996 A:
Insured: MBIA
(a) 06/15/12	2,345,000	1,737,668
(a) 12/15/12	8,850,000	6,412,002
MA Massachusetts Bay Transportation Authority
Series 2003 A,
5.250% 07/01/19	1,200,000	1,329,912
Series 2005 A,
5.000% 07/01/25	3,000,000	3,214,350
MI Trunk Line
Series 2004,
Insured: FSA
5.000% 11/01/19	1,000,000	1,084,270
NJ Economic Development Authority
Cigarette Tax,
Series 2004,
5.500% 06/15/31	150,000	153,687
NY Dormitory Authority
State Personal Income Tax Revenue,
Series 2005 B,
Insured: AMBAC
5.500% 03/15/27	3,860,000	4,435,951
NY Local Government Assistance Corp.
Series 1993 E,
Insured: MBIA
5.000% 04/01/21	1,000,000	1,076,770
OH Hamilton County Sales Tax Revenue
Series 2000 B,
Insured: AMBAC
(a) 12/01/20	2,000,000	958,560
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA,
Insured: MBIA
5.500% 07/01/19	1,000,000	1,149,890

See Accompanying Notes to Financial Statements.

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
WA Central Puget Sound Regional Transportation Authority
Series 1998,
Insured: FGIC
5.250% 02/01/21	1,500,000	1,647,810
Special Non-Property Tax Total		23,200,870
Special Property Tax – 0.7%
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	500,000	518,655
CA Santa Margarita Water District
Series 1999,
6.250% 09/01/29	750,000	798,375
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	400,000	429,532
FL Westchester Community Development District No. 1
Special Assessment,
Series 2003,
6.000% 05/01/23	560,000	576,750
IL Sports Facilities Authority
Series 2001,
Insured: AMBAC
(a) 06/15/18	1,000,000	537,980
Special Property Tax Total		2,861,292
State Appropriated – 4.5%
CA Public Works Board
Department of Mental Health Lease Revenue, Coalinga State Hospital,
Series A,
5.500% 06/01/15	1,000,000	1,099,840
KY Turnpike Authority
Series 1992,
Insured: FGIC
(a) 01/01/10	7,500,000	6,318,975
NJ Transportation Trust Fund Authority
Series 1999 A:
5.750% 06/15/18	5,000,000	5,702,650
5.750% 06/15/20	1,000,000	1,147,250
UT Building Ownership Authority
Facilities Master Lease,
Series 1998 C,
Insured: FSA
5.500% 05/15/19	3,450,000	3,896,395
State Appropriated Total		18,165,110
State General Obligations – 6.8%
CA State
Series 2003,
5.250% 02/01/23	2,000,000	2,161,980

See Accompanying Notes to Financial Statements.

13

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
Series 2004,
5.000% 02/01/22	2,000,000	2,072,100
IL State
Series 2001,
Insured: FGIG
6.000% 11/01/26	3,000,000	3,626,520
MA Massachusetts Bay Transportation Authority
Series 1992 B,
Insured: MBIA
6.200% 03/01/16	3,825,000	4,461,442
Series 1994 A,
7.000% 03/01/14	3,150,000	3,798,774
Insured: FSA
7.000% 03/01/19	2,500,000	3,143,975
OH State
Series 1992,
6.100% 08/01/12	380,000	437,137
PR Commonwealth of Puerto Rico
Public Improvement:
Series 2001 A,
Insured: MBIA
5.500% 07/01/16	4,230,000	4,812,386
Series 2004 A,
5.250% 07/01/21	3,000,000	3,182,490
State General Obligations Total		27,696,804
TAX-BACKED TOTAL		130,322,008
TRANSPORTATION – 6.2%
Air Transportation – 1.7%
IL Chicago O’Hare International Airport
United Air Lines, Inc.,
Series 2000 A, AMT,
6.750% 11/01/11(f)	1,600,000	573,360
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	500,000	525,545
United Airlines, Inc.,
Series 1995 A, AMT,
6.500% 11/15/31(f)	1,360,000	135,293
KY Kenton County Airport Board
Delta Airlines, Inc.,
Series 1992 A, AMT,
7.500% 02/01/20	1,000,000	857,640
MN Minneapolis & St. Paul Metropolitan Airports Commission
Northwest Airlines, Inc.:
Series 2001 A, AMT,
7.000% 04/01/25	1,250,000	1,138,212

See Accompanying Notes to Financial Statements.

14

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
Series 2001 B, AMT,
6.500% 04/01/25	500,000	505,000
NC Charlotte Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27(g)	1,000,000	588,300
Series 2000, AMT,
7.750% 02/01/28(g)	1,000,000	695,030
NJ Economic Development Authority
Continental Airlines, Inc.,
Series 1999, AMT,
6.250% 09/15/29	2,000,000	1,551,460
TN Memphis Shelby County Airport Authority Special Facilities Revenue,
Federal Express Corp. Project,
Series 2002,
5.050% 09/01/12	500,000	534,715
Air Transportation Total		7,104,555
Airports – 0.3%
MA Port Authority
Series 1999, AMT, IFRN,
Insured: FGIC
9.066% 01/01/21(e)(h)	1,000,000	1,180,390
Airports Total		1,180,390
Toll Facilities – 2.2%
CO E-470 Public Highway Authority
Series 2000 B,
Insured: MBIA
(a) 09/01/18	4,600,000	2,415,230
MA Turnpike Authority
Series 1997 C,
Insured: MBIA
(a) 01/01/20	2,000,000	994,960
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA
5.500% 11/15/20	2,050,000	2,340,259
OH Turnpike Commission
Series 1998 A,
Insured: FGIC
5.500% 02/15/17	1,690,000	1,908,855
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC
5.250% 07/15/22	1,100,000	1,219,361
Toll Facilities Total		8,878,665
Transportation – 2.0%
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 P,
Insured: AMBAC
6.250% 07/01/20	4,000,000	4,752,000

See Accompanying Notes to Financial Statements.

15

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
NV Department of Business & Industry
Las Vegas Monorail Project,
Series 2000:
7.375% 01/01/30	650,000	678,919
7.375% 01/01/40	500,000	518,300
OH Toledo-Lucas County Port Authority
CSX Transportation, Inc.,
Series 1992,
6.450% 12/15/21	2,000,000	2,254,320
Transportation Total		8,203,539
TRANSPORTATION TOTAL		25,367,149
UTILITIES – 24.3%
Independent Power Producers – 0.6%
NY Suffolk County Industrial Development Authority
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	1,000,000	963,360
PA Carbon City Industrial Development Authority
Panther Creek Partners Project,
Series 2000, AMT,
6.650% 05/01/10	830,000	895,122
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Authority
AES Project,
Series 2000, AMT,
6.625% 06/01/26	645,000	695,561
Independent Power Producers Total		2,554,043
Investor Owned – 2.0%
IN Development Finance Authority
Series 1999, AMT,
5.950% 08/01/30	1,000,000	1,020,300
IN Petersburg
Series 1995 C, AMT,
5.950% 12/01/29	1,500,000	1,566,165
OH Air Quality Development Authority
Cleveland Electric Illuminating Company:
Series 2002 A,
6.000% 12/01/13	500,000	528,000
JMG Funding Limited Partnership:
Series 1997, AMT,
Insured: AMBAC
5.625% 01/01/23	1,000,000	1,056,370

See Accompanying Notes to Financial Statements.

16

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
TX Brazos River Authority
TXU Energy Co. LLC:
Series 1999 B, AMT,
6.750% 09/01/34	2,455,000	2,836,949
Series 2001 C, AMT,
5.750% 05/01/36	395,000	419,612
WY Lincoln County Environmental Improvement
Pacificorp Project,
Series 1995, AMT,
4.125% 11/01/25	500,000	482,165
Investor Owned Total		7,909,561
Joint Power Authority – 10.9%
GA Municipal Electric Authority
Series 1991,
Insured: MBIA
6.600% 01/01/18	17,700,000	21,186,723
NC Eastern Municipal Power Agency
Series 1991 A,
6.500% 01/01/18	2,185,000	2,570,325
Series 1993,
Insured: AMBAC
6.000% 01/01/18	7,000,000	8,143,100
Series1992,
Insured: MBIA
(a) 01/01/09	2,260,000	1,991,602
WA Public Power Supply System
Nuclear Project No. 2, Series 1992 A,
6.300% 07/01/12	3,500,000	4,044,915
Nuclear Project No. 3, Series 1989 B,
(a) 07/01/08	7,000,000	6,259,540
Joint Power Authority Total		44,196,205
Municipal Electric – 3.3%
OH Cleveland Public Power Systems Revenue
Series 1994 A,
Insured: MBIA
(a) 11/15/13	2,000,000	1,404,720
PA Westmoreland County Municipal Authority
Series 2000 A,
Insured: FGIC
(a) 08/15/23	1,400,000	554,022
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK,
Insured: MBIA
5.500% 07/01/16	2,000,000	2,275,360

See Accompanying Notes to Financial Statements.

17

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
SD Heartland Consumers Power District
Series 1992,
Insured: FSA
6.000% 01/01/17	8,000,000	9,291,840
Municipal Electric Total		13,525,942
Water & Sewer – 7.5%
GA Atlanta Water & Wastewater Revenue
Series 1999 A,
Insured: FGIC
5.500% 11/01/22	3,225,000	3,673,114
Series 2001 A,
Insured: MBIA
5.500% 11/01/27	1,500,000	1,711,260
GA Fulton County
Series 1992,
Insured: FGIC
6.375% 01/01/14	430,000	495,859
OH Cleveland Waterworks Revenue
Series 1993,
Insured: MBIA
5.500% 01/01/21	3,000,000	3,397,530
OH Lakewood Water Systems Revenue
Series 1995,
Insured: AMBAC
5.850% 07/01/20	2,405,000	2,830,469
OH Warren Waterworks Revenue
Series 1997,
Insured: FGIC
5.500% 11/01/15	500,000	555,400
OH Water Development Authority
Series 1991 B,
Insured: FSA
5.500% 06/01/18	1,000,000	1,135,830
PA Allegheny County Sanitation Authority
Series 1991 A,
Insured: FGIC
(a) 06/01/07	2,370,000	2,217,040
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT,
6.900% 06/01/24	3,400,000	4,247,518
TX Houston Water & Sewer System Revenue
Series 1991 C:
Insured: AMBAC
(a) 12/01/08	4,000,000	3,537,040
(a) 12/01/09	4,000,000	3,388,040
(a) 12/01/10	3,750,000	3,025,087

See Accompanying Notes to Financial Statements.

18

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
Series 1998 A,
Insured: FSA
(a) 12/01/23	985,000	382,653
Water & Sewer Total		30,596,840
UTILITIES TOTAL		98,782,591
Total Municipal Bonds (cost of $356,852,541)		390,924,511
Municipal Preferred Stocks – 1.1%
HOUSING – 1.1%
Multi-Family – 1.1%
Charter Municipal Mortgage Acceptance Co.
AMT,
6.625% 06/30/09(e)(h)	2,000,000	2,189,500
MuniMae Trust
AMT,
7.750% 06/30/50(e)(h)	2,000,000	2,301,160
Multi-Family Total		4,490,660
HOUSING TOTAL		4,490,660
Total Municipal Preferred Stocks (cost of $4,000,000)		4,490,660

	Shares
Investment Management Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	1	1
Total Investment Management Company (cost of $1)		1

	Par ($)
Short-Term Obligations – 1.9%
VARIABLE RATE DEMAND NOTES(i) – 1.9%
Variable Rate Demand Notes – 1.9%
FL Orange County School Board
Series 2002 B,
2.050% 08/01/27	3,100,000	3,100,000
IN Health Facility Financing Authority
Fayette Memorial Hospital Association, Inc.,
Series 2002 A,
2.100% 10/01/32	1,900,000	1,900,000
MN Brooklyn Center Revenue
BCC Associates LLC,
Series 2001,
2.100% 12/01/14	400,000	400,000
MN Higher Education Facilities Authority
St. Olaf College,
Series 2000,
2.050% 10/01/30	1,300,000	1,300,000
MN Mankato
Bethany Lutheran College, Inc.,
Series 2000 B,
2.100% 11/01/15	100,000	100,000

See Accompanying Notes to Financial Statements.

19

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(i) – (continued)
Variable Rate Demand Notes – (continued)
MO Health & Educational Facilities Authority
Bethesda Health Group of St. Louis, Inc.,
Series 2001 A,
2.100% 08/01/31	100,000	100,000
MS Jackson County
Chevron Corp.,
Series 1992,
2.050% 12/01/16	600,000	600,000
WI Health & Educational Facilities Authority
ProHealth Care, Inc.,
Series 2001 B,
2.050% 08/15/30	300,000	300,000
Variable Rate Demand Notes Total		7,800,000
VARIABLE RATE DEMAND NOTES TOTAL		7,800,000

Total Short-Term Obligations (cost of $7,800,000)		7,800,000

Total Investments – 99.2% (cost of $368,652,542)(j)(k)		403,215,172

Other Assets & Liabilities, Net – 0.8%		3,257,957

Net Assets – 100.0%		406,473,129

See Accompanying Notes to Financial Statements.

20

Notes to Investment Portfolio:
Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Zero coupon bond.

(b)	A portion of this security with a market value of $3,295,647 is pledged as collateral for open futures contracts.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Security purchased on a delayed delivery basis.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $10,052,485, which represents 2.5% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of March 31, 2005, the value of these securities amounted to $708,653, which represents 0.2% of net assets.

(g)

The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. As of March 31, 2005, the value of these securities amounted to $1,283,330, which represents 0.3% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2005.

(i)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at March 31, 2005.

(j)	Cost for federal income tax purposes is $368,652,542.

(k)	Unrealized appreciation and depreciation at March 31, 2005 based on cost of investments for federal income tax purposes was:

See Accompanying Notes to Financial Statements.

21

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$38,301,994	$(3,739,364)	$34,562,630

At March 31, 2005, the Fund held the following open short futures contracts.

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	117	$12,784,078	$12,779,778	Jun-05	$(4,300)

Acronym	Name

ABAG	Association of Bay Area Government
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Co.
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

22

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IX

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2005